Manager
Securities Operations

20 Broad Street
New York, NY 10005

tel: 212.656.5026
fax: 212.656.5893
pmadho@nyse.com

02029405

CERTNYS

1-31229

NYSE

February 4, 2002

Ms. Krista M. Hughes
Branch Chief
Securities and Exchange Commission
Branch of Filer Support 2
Room 1004 – STOP/1-4
450 Fifth Street, NW
Judiciary Plaza
Washington, DC 20549

Dear Ms. Hughes:

The New York Stock Exchange certifies approval for listing and registration under the Securities Exchange Act of 1934, NorthWestern Capital Financing III, 8.10% Trust Preferred Securities of NorthWestern Capital Financing III and the Guarantee by NorthWestern Corporation with respect thereto and requests immediate acceleration of registration. Adequate distribution assured. Form 8-A received on February 4, 2002. Tentative listing date – Not yet determined.

Sincerely,

Paras Madho